Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Financial Covenants - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
EQUITY		$ 12,246,186	$ 8,831,900	$ 8,278,507	$ 7,879,739
Ratio of Unsecured assets to Unsecured total liabilities	1.32%
Borrowings		29,474	$ 40,867	68,868
Enel Generacin Peru S A [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding lease balance		52,612
Enel Generacion Piura S.A.
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		27,971
Enel Green Power Volta Grande [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		197,305
Chinango S.A.C.
Disclosure Of Other Provisions [Line Items]
EQUITY				$ 110,814
Ninth Local Bond Issue [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		401,354
Banco Nacional de Desenvolvimiento [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Borrowings		13,230
Citibank [Member] | Enel Generación Fortaleza S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		61,029
Citibank [Member] | Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Other Provisions [Line Items]
Borrowings		146,219
Electrobras and Banco do Brasil [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		3,553
BNDES and Banco Itau [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		7,012
MUFG BANK LTD [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		24,793
Citibank and Banco Itau [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Borrowings		$ 228,494
Bottom of range
Disclosure Of Other Provisions [Line Items]
Ratio of Unsecured assets to Unsecured total liabilities	1.00%
Series B2 [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement	$ 697,545
EQUITY	$ 9,205,386
Financial debt to capitalization ratio, maximum	2.24%
Debt to equity ratio	1.43%	1.43%
Fifth and Sixth Local Bond Issue and Promisory Notes [Member] | BNP PARIBAS [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 444,443
Twenty Third And Twenty four Local Bond Issue [Member] | Enel Distribución Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		898,150
Sixth Issue, Promisory Notes [Member] | Enel Distribución Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 53,412